Company Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2018 and 2017 is as follows:

	Estimated Useful lives	2018	2017
		(Dollars in thousands)
Land		$1,044	$1,044
Building and improvements	12 years	7,191	6,948
Furniture and equipment	5 years	3,076	3,182
Total premises and equipment		11,311	11,174
Less: accumulated depreciation and amortization		(4,528)	(4,149)
Premises and equipment, net		$6,783	$7,025

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2018, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Dollars in thousands)
2019	$311
2020	309
2021	319
2022	290
2023	250
Thereafter	26,425
Total minimum lease payments	$27,904